United States
                       Securities and Exchange Commission
                             Washington, DC 20549
                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year Or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:             Edgemoor Capital Management, Inc.
Address:          1900 M Street, NW
                  Suite 600
                  Washington, DC 20036
13F File Number:  28-11064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             PAUL P. MEEHAN
Title:            Chief Compliance Officer
Phone:            202-530-3326
Signature,                 Place,               and Date of Signing:
/s/ Paul P. Meehan         Washington DC        February 16, 2006


Note: This form 13F-HR was initially filed in error under CIK #0001094457 (Meehan Mutual Funds Inc.) as a form 13F-NT on 2-16-2006.


Report Type (Check only one.):    [X] 13F HOLDINGS REPORT.
                                  [ ] 13F NOTICE.
                                  [ ] 13F COMBINATION REPORT.
List of Other Managers:  None

                             Form 13F Summary Page

Report Summary:
Number of Included Managers:                    0
Form 13F Information Table Entry Total:       127
Form 13F Information Table Value Total:  $182,315

List of Other Included Managers:  None




FORM 13-F INFORMATION TABLE
EDGEMOOR CAPITAL MANAGEMENT, INC.
DECEMBER 31, 2005

COLUMN 1                              COLUMN 2  COLUMN 3   COLUMN 4   COLUMN 5                     COLUMN 6   COLUMN 7  COLUMN 8
------------------------------------  --------  ---------  ---------  --------                    ----------  --------  --------


                                       TITLE                 VALUE    SHRS OR                     INVESTMENT   OTHER
                                      --------
NAME OF ISSUER                         CLASS      CUSIP    (X$1000)   PRN AMT   SH/PRN  PUT/CALL  DISCRETION  MANAGERS    SOLE
------------------------------------  --------  ---------  ---------  --------  ------  --------  ----------  --------  --------
Accredited Mortgage Loan REIT Pfd.    COM       00438G205       404     15,950  SH                SOLE                    15,950
AES Corp.                             COM       00130H105     1,195     75,458  SH                SOLE                    75,458
AES Trust III                         PFD       00808N202       440      9,910  SH                SOLE                     9,910
AES Trust VII                         COM       00103V305       376      7,850  SH                SOLE                     7,850
Affordable Resident A Pfd.            COM       008273203       323     16,645  SH                SOLE                    16,645
Allied Waste Industries               COM       019589308     2,421    276,974  SH                SOLE                   276,974
Alltel Corp.                          COM       020039103       252      4,001  SH                SOLE                     4,001
Amer Electric Power Co., Inc.         COM       025537101     2,783     75,034  SH                SOLE                    75,034
Ameren Corp.                          COM       023608102     1,501     29,300  SH                SOLE                    29,300
American Express Co.                  COM       025816109       302      5,870  SH                SOLE                     5,870
Amern Pwr Conversion Cp               COM       029066107       785     35,700  SH                SOLE                    35,700
Amgen Inc                             COM       031162100       768      9,744  SH                SOLE                     9,744
Anheuser Busch Co Inc                 COM       035229103     2,987     71,223  SH                SOLE                    71,223
Apartment Inv. & Mgt. Pfd.            COM       03748R796     2,103     35,121  SH                SOLE                    35,121
Apollo Group Inc. Cl A                COM       037604105       397     15,800  SH                SOLE                    15,800
Ashford Hospitality Trust, Inc. Pfd.  COM       044103208       259     10,100  SH                SOLE                    10,100
Automatic Data Processing             COM       053015103     5,589    121,773  SH                SOLE                   121,773
BCE Inc.                              COM       05534B109       744     31,050  SH                SOLE                    31,050
Berkshire Hathaway Inc. Cl A          COM       084670108     2,836         32  SH                SOLE                        32
Berkshire Hathaway Inc. Cl B          COM       084670207     6,722      2,308  SH                SOLE                     2,308
BP Plc ADR                            ADR       055622104     3,628     59,337  SH                SOLE                    59,337
Brinks Co                             COM       109696104       639     13,342  SH                SOLE                    13,342
Capitalsource Inc                     COM       14055X102       579     26,285  SH                SOLE                    26,285
Carmax Inc                            COM       143130102     1,959     71,573  SH                SOLE                    71,573
Cedar Fair LP                         COM       150185106     1,297     45,737  SH                SOLE                    45,737
Cendant Corp                          COM       151313103     2,073    121,461  SH                SOLE                   121,461
Cinergy Corp                          COM       172474108     1,161     27,335  SH                SOLE                    27,335
Colonial Pptys Dep Shs                COM       195872601       594     24,300  SH                SOLE                    24,300
Consol Tomoka Land Fla                COM       210226106       877     12,372  SH                SOLE                    12,372
Corts Tr Provident Pfd.               COM       22080X203       844     33,100  SH                SOLE                    33,100
Corts Unumprovdnt                     COM       22081B200       272     10,800  SH                SOLE                    10,800
Cross Timbers Royalty Trust           COM       22757R109     1,925     39,375  SH                SOLE                    39,375
Dentsply International, Inc.          COM       249030107     3,233     60,473  SH                SOLE                    60,473
Devon Energy Corp New                 COM       25179M103     3,554     57,200  SH                SOLE                    57,200
Diageo PLC New ADR                    ADR       25243Q205     2,956     50,711  SH                SOLE                    50,711
Discovery Holding Co.                 COM       25468y107       505     33,309  SH                SOLE                    33,309
Dominion Resoures Inc.                COM       25746U109     1,603     20,758  SH                SOLE                    20,758
Doral Financial Corp.                 COM       25811P100     1,066    100,585  SH                SOLE                   100,585
Dover Corporation                     COM       260003108       506     12,488  SH                SOLE                    12,488
Duke Energy Corporation               COM       26441C105     1,687     61,475  SH                SOLE                    61,475
Enbridge Energy Mgmt                  COM       29250X103       225      4,960  SH                SOLE                     4,960
Endesa SA ADR                         ADR       29258N107     1,460     56,125  SH                SOLE                    56,125
Energy East Corporation               COM       29266M109       517     23,552  SH                SOLE                    23,552
Energy Transfer Partners              COM       29273R109       672     19,638  SH                SOLE                    19,638
Enerplus Res Fd New                   COM       29274D604       729     15,199  SH                SOLE                    15,199
Equifax Inc                           COM       294429105     2,493     65,565  SH                SOLE                    65,565
Exelon Corporation                    COM       30161N101       549     10,340  SH                SOLE                    10,340
Exxon Mobil Corp.                     COM       30231G102     1,231     23,116  SH                SOLE                    23,116
Fairfax Financial Hldgsf              COM       303901102     1,097      7,649  SH                SOLE                     7,649
Felcor Lodging Trust Pfd.             COM       31430F200     1,518     64,050  SH                SOLE                    64,050
Felcor Lodging Trust Inc. Pfd.        COM       31430F507       688     28,650  SH                SOLE                    28,650
First Data Corporation                COM       319963104     5,871    137,757  SH                SOLE                   137,757
Gatx Corp                             COM       361448103     1,341     37,165  SH                SOLE                    37,165
Gene Logic Inc                        COM       368689105        65     19,325  SH                SOLE                    19,325
General Electric Co.                  COM       369604103     1,328     48,385  SH                SOLE                    48,385
General Mills Inc.                    COM       370334104     2,860     57,987  SH                SOLE                    57,987
Heineken Hldg New Ord                 COM       N39338194       609     20,804  SH                SOLE                    20,804
Hersha Hospitality Trust A Pfd.       COM       427825203       420     17,000  SH                SOLE                    17,000
Home Depot Inc                        COM       437076102     2,377     60,689  SH                SOLE                    60,689
Host Hotels & Resorts Inc Pfd         COM       44107P104       201      7,980  SH                SOLE                     7,980
Hubbell Inc Class B                   COM       443510201     3,143     70,121  SH                SOLE                    70,121
Illinois Tool Works Inc               COM       452308109     2,068     23,698  SH                SOLE                    23,698
Impac Mtg Hldg                        COM       45254P409       562     25,180  SH                SOLE                    25,180
Innkeepers Usa Trust                  COM       4576J0104       354     22,150  SH                SOLE                    22,150
International Game Technology         COM       459902102     2,302     76,049  SH                SOLE                    76,049
Iron Mountain Inc.                    COM       462846106     2,126     50,365  SH                SOLE                    50,365
Ishares MSCI Emg. Markets Fund        COM       464287234     3,325     38,114  SH                SOLE                    38,114
Ishares MSCI Japan Index Fund         COM       464286848     2,338    172,902  SH                SOLE                   172,902
Ishares S&P Euro 350 Idx              COM       464287861     1,163     14,400  SH                SOLE                    14,400
Key Corp.                             COM       493267108       296      9,000  SH                SOLE                     9,000
Keyspan Corporation                   COM       49337W100     1,680     47,634  SH                SOLE                    47,634
Kinder Morgan Energy Ptrs. LP         COM       494550106     1,091     22,821  SH                SOLE                    22,821
Kinder Morgan Mgmt.                   COM       49455U100     1,608     35,372  SH                SOLE                    35,372
Leucadia National Corp                COM       527288104     2,607     55,381  SH                SOLE                    55,381
Lexington Corp Pptys Tr               COM       529043101       597     28,050  SH                SOLE                    28,050
Liberty Global Inc. Com Ser A         COM       530555101       252     11,868  SH                SOLE                    11,868
Liberty Media Hldg  Corp Cap          COM       53071M302       264     11,748  SH                SOLE                    11,748
Liberty Media Hldg  Corp Interactive  COM       53071M104     2,716    345,089  SH                SOLE                   345,089
Liberty Property Trust                COM       531172104     2,267     52,895  SH                SOLE                    52,895
Markel Corp                           COM       570535104       444      1,399  SH                SOLE                     1,399
MBNA Capital E                        COM       55270B201       393     14,740  SH                SOLE                    14,740
Methanex Corp                         COM       59151K108       409     21,808  SH                SOLE                    21,808
MFA Mortgage Investments, Inc.        COM       55272X201       379     15,900  SH                SOLE                    15,900
Mgic Investment Corp.                 COM       552848103     1,777     27,002  SH                SOLE                    27,002
Microsoft Corp.                       COM       594918104     4,767    185,120  SH                SOLE                   185,120
ML Dep. Citizens Comm. Certs.         COM       740434881       256     10,400  SH                SOLE                    10,400
Novartis A G Spon ADR                 ADR       66987V109     1,429     27,542  SH                SOLE                    27,542
Nstar                                 COM       67019E107       666     23,210  SH                SOLE                    23,210
Office Depot Inc                      COM       676220106     1,396     44,463  SH                SOLE                    44,463
Old Republic Intl Corp                COM       680223104       265     10,074  SH                SOLE                    10,074
Penn West Energy Trust                COM       707885109       483     14,860  SH                SOLE                    14,860
Pepsico Incorporated                  COM       713448108       620     35,650  SH                SOLE                    35,650
Pfizer Inc.                           COM       717081103     2,440    105,516  SH                SOLE                   105,516
Plantronics, Inc.                     COM       727493108       974     35,162  SH                SOLE                    35,162
Potomac Electric Power Co.            COM       713291102       969     43,315  SH                SOLE                    43,315
Progress Energy Inc                   COM       743263105       256      5,840  SH                SOLE                     5,840
Progressive Corp Ohio                 COM       743315103       417      3,575  SH                SOLE                     3,575
Provident Energy Trust                COM       74386K104       307     28,400  SH                SOLE                    28,400
Rayonier Inc.                         COM       754907103     2,669     66,986  SH                SOLE                    66,986
Royal Bank of Scotland  Pfd           PFD       780097879       804     31,525  SH                SOLE                    31,525
Royal Dutch Shell PLC ADR             ADR       780259206       295      4,800  SH                SOLE                     4,800
Sara Lee Corp                         COM       803111103       399     21,101  SH                SOLE                    21,101
Scottish Power PLC ADR                ADR       81013T804     1,862     49,825  SH                SOLE                    49,825
Shimano Inc. Ord                      COM       J72262108       840     32,000  SH                SOLE                    32,000
Sunstone Hotel Invs Pfd               COM       867892200       431     17,100  SH                SOLE                    17,100
Sysco Corporation                     COM       871829107     3,271    106,360  SH                SOLE                   106,360
TC Pipelines LP                       COM       87233q108       277      8,566  SH                SOLE                     8,566
Tejon Ranch Co                        COM       879080109     1,176     29,450  SH                SOLE                    29,450
Telegraaf Media Group                 ORD       N8502L104     1,151     53,470  SH                SOLE                    53,470
Teva Pharmaceutical Inds Ltd ADR      ADR       881624209     3,441     80,005  SH                SOLE                    80,005
Time Warner                           COM       887317105     1,978    116,321  SH                SOLE                   116,321
Tommy Hilfiger USA                    COM       G8915Z102     1,174     46,470  SH                SOLE                    46,470
Toyota Industries                     COM       J92628106     2,260     62,900  SH                SOLE                    62,900
Transcanada                           COM       89353D107     4,071    129,314  SH                SOLE                   129,314
Tupperware Corporation                COM       899896104       464     20,700  SH                SOLE                    20,700
Unilever Plc ADR                      ADR       904767704     2,642     66,217  SH                SOLE                    66,217
United Utilities ADR                  ADR       91311Q105     1,098     47,875  SH                SOLE                    47,875
Unumprovident Corp                    COM       91529Y106       862     37,900  SH                SOLE                    37,900
Verizon Communications                COM       92343v104     1,040     34,513  SH                SOLE                    34,513
Viacom Inc Non Vtg Cl B               COM       925524308     1,560     47,844  SH                SOLE                    47,844
Wachovia Corp.                        COM       929903102       253      4,781  SH                SOLE                     4,781
Wal-Mart Stores Inc                   COM       931142103       646     13,797  SH                SOLE                    13,797
Washington Mutual Inc                 COM       939322103     2,088     48,005  SH                SOLE                    48,005
Weight Watchers Int'l, Inc.           COM       948626106     3,306     67,308  SH                SOLE                    67,308
Western Resources Inc.                COM       95709T100       572     26,600  SH                SOLE                    26,600
Winston Hotels                        COM       97563A300       290     11,700  SH                SOLE                    11,700
Xcel Energy Inc                       COM       98389B100     1,283     69,494  SH                SOLE                    69,494
XTO Energy Co.                        COM       98385X106       313      7,120  SH                SOLE                     7,120